EQUITY - Schedule Of Preferred Equity (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Equity	$ 125,937	$ 122,642	$ 111,066
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 4,145	$ 4,145	$ 4,145